OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total	$ 37,407	$ 40,767
Other Current Liabilities [Member]
Accrued expenses	11,937	14,967
Accrued payroll and related taxes	8,359	8,395
Government institutions	7,958	7,513
Accrued dividend	4,179	4,403
Operating lease liabilities, current	3,019	2,940
Others	1,955	2,549
Total	$ 37,407	$ 40,767